FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

Note 11 - Fair Value Measurements

Fair value measurements are used to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  The Company measures fair value under guidance provided by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820").  ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements.  ASC 820 does not expand the use of fair value in any new circumstances but clarifies the principle that fair value should be based on assumptions that market participants would use when pricing the asset or liability. ASC 820 outlines the following three acceptable valuation techniques may be used to measure fair value:

a.             Market approach-The market approach uses prices and other relevant information generated by market transactions involving identical or similar assets or liabilities.  This technique includes matrix pricing that is a mathematical technique used principally to value debt securities without relying solely on quoted prices for specific securities but rather by relying on securities' relationship to other benchmark quoted securities.

b.             Income approach-The income approach uses valuation techniques to convert future amounts such as earnings or cash flows to a single present discounted amount.  The measurement is based on the value indicated by current market expectations about those future amounts.  Such valuation techniques include present value techniques, option-pricing models (such as the Black-Scholes-Merton formula or a binomial model), and multi-period excess earnings method (used to measure fair value of certain intangible assets).

c.             Cost approach-The cost approach is based on current replacement cost which is the amount that would currently be required to replace the service capacity of an asset.

Valuation techniques are selected as appropriate for the circumstances and for which sufficient data is available.  Valuation techniques are to be consistently applied, but a change in valuation technique or its application may be made if the change results in a measurement that is equally or more representative of fair value under the circumstances.  Revisions resulting from a change in valuation technique or its application are accounted for as a change in accounting estimate which does not require the change in accounting estimate to be accounted for by restating or retrospectively adjusting amounts reported in financial statements of prior periods or by reporting pro forma amounts for prior periods.

ASC 820 also establishes a hierarchy that prioritizes information used to develop those assumptions.  The level in the hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company considers an input to be significant if it drives more than 10% of the total fair value of a particular asset or liability.  The hierarchy is as follows:

  Level 1 Inputs (Highest ranking):   Unadjusted quoted prices in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date.

  Level 2 Inputs:   Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Such inputs may include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted market prices that are observable for the assets and liabilities such as interest rates and yield curves that are observable at commonly quoted intervals.

  Level 3 Inputs (Lowest ranking):   Unobservable inputs for determining fair values of assets and liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets and liabilities.

Assets and liabilities may be measured for fair value on a recurring basis (daily, weekly, monthly or quarterly) or on a non-recurring basis in periods subsequent to initial recognition.  Recurring valuations are measured regularly for investment securities and the cash flow hedge.  Loans held for sale, other real estate and impaired loans are measured at fair value on a non-recurring basis and do not necessarily result in a change in the amount recorded on the Consolidated Balance Sheets.  Generally, these assets have non-recurring valuations that are the result of application of other accounting pronouncements that require the assets be assessed for impairment or at the lower of cost or fair value.  Fair values of loans held for sale are considered Level 2.  Fair values for other real estate and impaired loans are considered Level 3.

The Company obtains fair value measurements for securities and the cash flow hedge from a third party vendor.  The cash flow hedge and the majority of the available-for-sale securities are valued using Level 2 inputs.  Collateralized debt obligation securities that are backed by trust preferred securities and account for less than 1% of the available-for-sale securities portfolio are valued using Level 3 inputs.  The fair value measurements reported in Level 2 are primarily matrix pricing that considers observable data (such as dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and terms and conditions of bonds, and other factors).  Fair value measurements for pooled trust-preferred securities are obtained through the use of valuation models that include unobservable inputs which are considered Level 3.

Certain non-financial assets and non-financial liabilities measured at fair value on a recurring basis include reporting units measured at fair value in the first step of a goodwill impairment test. Certain non-financial assets measured at fair value on a non-recurring basis include non-financial assets and non-financial liabilities measured at fair value in the second step of a goodwill impairment test, as well as intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment.

Recurring Basis

The following are descriptions of valuation methodologies used for assets and liabilities measured at fair value on a recurring basis.

Available for Sale Securities

Fair values for available-for-sale securities are obtained from a third party vendor and are valued using Level 2 inputs.

A summary of assets and liabilities as of March 31, 2014 and December 31, 2013 measured at estimated fair value on a recurring basis is as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
March 31, 2014:
Financial assets:
Securities available-for-sale	$ -	$459,504	$ -	$459,504
December 31, 2013:
Financial assets:
Securities available-for-sale	$ -	$456,525	$ -	$456,525

Non-Recurring Basis

Certain assets are measured at fair value on a non-recurring basis as described below.

Impaired Loans

Impaired loans are evaluated and valued at the time the loan is identified as impaired at the lower of cost or fair value.  Fair value is measured based on the value of the collateral securing these loans.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable.  Independent appraisals for collateral are obtained and may be discounted by management based on historical experience, changes in market conditions from time of valuation and/or management's knowledge of the borrower and the borrower's business.  As such discounts may be significant, these inputs are considered Level 3 in the hierarchy for determining fair value.  Values of impaired loans are reviewed on at least a quarterly basis to determine if specific allocations in the allowance for loan losses are adequate.

Loans Held for Sale

Loans held for sale are recorded at the lower of cost or fair value.  Fair value of loans held for sale are based upon binding contracts and quotes from third party investors that qualify as Level 2 inputs for determining fair value.  Loans held for sale did not have an impairment charge for first quarters ended March 31, 2014 or 2013.

Other Real Estate Owned

Other real estate owned is recorded at the lower of cost or fair value.  Fair value is measured based on independent appraisals and may be discounted by management based on historical experience and knowledge and changes in market conditions from time of valuation.  As such discounts may be significant, these inputs are considered Level 3 in the hierarchy for determining fair value.  Values of other real estate are reviewed at least annually or more often if circumstances require more frequent evaluations.

A summary of assets as of March 31, 2014 and December 31, 2013 measured at estimated fair value on a non-recurring basis were as follows:

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
March 31, 2014:
Assets:
Impaired loans	$ -	$ -	$ 7,510	$ 7,510
Loans held for sale	-	1,303	-	1,303
Other real estate owned	-	-	5,948	5,948
December 31, 2013:
Assets:
Impaired loans	$ -	$ -	$ 7,499	$ 7,499
Loans held for sale	-	3,098	-	3,098
Other real estate owned	-	-	6,826	6,826

Fair Value Estimates

ASC 820 requires disclosure of the estimated fair value of financial instruments for interim and annual periods.  The following assumptions were made and methods applied to estimate the fair value of each class of financial instruments not measured at fair value on the Consolidated Balance Sheets:

Cash and Cash Equivalents

For instruments that qualify as cash equivalents, as described in Note 1, the carrying amount is assumed to be fair value.

Loans

Fair value of variable-rate loans with no significant change in credit risk subsequent to loan origination is based on carrying amounts.  For other loans, such as fixed rate loans, fair values are estimated utilizing discounted cash flow analyses, applying interest rates currently offered for new loans with similar terms to borrowers of similar credit quality.  Fair values of loans that have experienced significant changes in credit risk have been adjusted to reflect such changes.

Accrued Interest Receivable

The fair values of accrued interest receivable and other assets are assumed to be the carrying value.

Federal Home Loan Bank and Federal Reserve Bank Stock

Carrying amounts of capital stock of the FHLB of Cincinnati and Federal Reserve Bank of St. Louis approximate fair value.

Bank-Owned Life Insurance

Carrying amount of bank-owned life insurance is the cash surrender value as of the end of the periods presented and approximates fair value.

Deposit Liabilities

Demand Deposits

The fair values of deposits which are payable on demand, such as interest-bearing and non-interest-bearing checking accounts, passbook savings, and certain money market accounts are equal to the carrying amount of the deposits.

Variable-Rate Deposits

The fair value of variable-rate money market accounts and certificates of deposit approximate their carrying value at the balance sheet date.

Fixed-Rate Deposits

For fixed-rate certificates of deposit, fair values are estimated utilizing discounted cash flow analyses, which apply interest rates currently being offered on certificates of deposits to a schedule of aggregated monthly maturities on time deposits.

Short Term and Other Borrowings

For securities sold under repurchase agreements payable upon demand, the carrying amount is a reasonable estimate of fair value.  For securities sold under repurchase agreements for a fixed term, fair values are estimated using the same methodology as fixed rate time deposits discussed above.  The fair value of the advances from the FHLB and other long-term borrowings are estimated by discounting the future cash outflows using the current market rates.

Other Liabilities

Fair value of other liabilities is assumed to be the carrying values.

The carrying amount and fair value of assets and liabilities as of March 31, 2014 and December 31, 2013 were as follows (in thousands):

	Carrying	Level 1	Level 2	Level 3	Fair
	Amount	Inputs	Inputs	Inputs	Value
As of March 31, 2014:
Financial assets:
Cash and cash equivalents	$ 27,212	$ 27,212	$ -	$ -	$ 27,212
Interest-bearing deposits in other banks	30,211	30,211	-	-	30,211
Investment securities	459,504	-	459,504	-	459,504
Loans, net of allowance	589,060	-	597,581	7,510	605,091
Loans held-for-sale	1,303	-	1,303	-	1,303
Accrued interest receivable	5,183	-	5,183	-	5,183
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	5,948	-	-	5,948	5,948
Bank-owned life insurance	22,572	-	22,572	-	22,572
Financial liabilities:				-
Deposits	986,051	-	986,987	-	986,987
Short-term borrowings	43,243	-	43,243	-	43,243
Other borrowings	50,790	-	51,086	-	51,086
Other liabilities	5,597	-	5,597	-	5,597
Off-balance sheet arrangements				-
Commitments to extend credit	85,246	-	85,246	-	85,246
Standby letters of credit	3,555	-	3,555	-	3,555

As of December 31, 2013:
Financial assets
Cash and cash equivalents	$ 25,249	$25,249	$ -	$ -	$ 25,249
Interest-bearing deposits in other banks	21,865	21,865	-	-	21,865
Investment securities	456,525	-	456,525	-	456,525
Loans, net of allowance	572,418	-	570,862	7,499	578,361
Loans held for sale	3,098	-	3,098	-	3,098
Accrued interest receivable	5,011	-	5,011	-	5,011
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	6,826	-	-	6,826	6,826
Bank-owned life insurance	22,466	-	22,466	-	22,466
Financial liabilities				-
Deposits	968,530	-	969,520	-	969,520
Short-term borrowings	36,808	-	36,808	-	36,808
Other borrowings	51,167	-	49,638	-	49,638
Other liabilities	5,361	-	5,361	-	5,361
Off-balance sheet arrangements				-
Commitments to extend credit	87,698	-	87,698	-	87,698
Standby letters of credit	4,266	-	4,266	-	4,266

NOTE 20 - FAIR VALUE MEASUREMENTS

Recurring Basis

The following are descriptions of valuation methodologies used for assets and liabilities measured at fair value on a recurring basis.

Available-for-Sale Securities

Fair values for available-for-sale securities are obtained from a third party vendor and are valued using Level 2 inputs, except for TRUP CDOs which are accounted for using Level 3 inputs.  TRUP CDOs accounted for less than 1% of the portfolio at December 31, 2012 and were sold during 2013.

The markets for TRUP CDOs and other similar securities were not active at December 31, 2012.  The inactivity was evidenced first by a significant widening of the bid-ask spread in the brokered markets in which these securities trade and then by a significant decrease in the volume of trades relative to historical levels.  The new issue market has also been relatively inactive.

The market values for TRUP CDOs and other securities except for those issued or guaranteed by the U.S. Treasury have been very depressed relative to historical levels.  For example, the yield spreads for the broad market of investment grade and high yield corporate bonds reached all-time levels versus Treasuries at the end of November 2008 and remained close to those levels at December 31, 2012.  Therefore, during 2012, a low market price for a particular bond may only have provided evidence of stress in credit markets in general rather than being an indicator of credit problems with a particular issuer.

Given market conditions for TRUP CDOs at December 31, 2012 and the relative inactivity in the secondary and new issue markets, the Company determined:

  Few observable transactions existed and market quotations that were available were not reliable for purposes of determining fair value as of December 31, 2012;

  An income valuation approach (present value technique) that maximized the use of relevant observable inputs and minimized the use of unobservable inputs was equally or more representative of fair value than the market approach valuation technique used at prior measurement dates; and

  The Company's TRUP CDOs should be classified within Level 3 of the fair value hierarchy because significant adjustments were required to determine fair value at the measurement date.

The third party's methodology and the approach to determining fair value as of December 31, 2012 involved these steps:

  The credit quality of the collateral was calibrated by assigning default probabilities to each issuer;

  Asset defaults were generated taking into account both the probability of default of the asset and an assumed level of correlation among the assets;

  A 50% level of correlation was assumed among assets from the same industry (e.g., banks with other banks) while a lower (30%) correlation level is assumed among those from different industries;

  The loss given default was assumed to be 100% (i.e., no recovery);

  The cash flows were forecast for the underlying collateral and applied to each TRUP CDO tranche to determine the resulting distribution among the securities;

  The calculations were modeled in 10,000 scenarios using a Monte Carlo engine;

  The expected cash flows for each scenario were discounted using a discount rate that the third party calculates for each bond that represents an estimate of the yield that would be required in today's market for a bond with a similar credit profile as the bond in question; and

  The prices were aggregated and the average price was used for valuation purposes.

The Company recalculated the overall effective discount rates for these valuations.  The overall discount rates ranged from 3.25% to 39.54% and were highly dependent upon the credit quality of the collateral, the relative position of the tranche in the capital structure of the TRUP CDO and the prepayment assumptions.

Assets and liabilities as of December 31, 2013 and 2012 measured at estimated fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
December 31, 2013:
Financial assets:
Securities available-for-sale	$ -	$456,525	$ -	$456,525
December 31, 2012:
Financial assets:
Securities available-for-sale	$ -	$465,664	$755	$466,419

The following table presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Available-for-sale securities
Beginning balance	$ 755	$553
Total unrealized gains (losses) included in:
Net income	712	-
Other comprehensive income	-	207
Purchases, sales, issuances and settlements, net	(1,467)	(5)
Transfers in and (out) of Level 3	-	-
Ending balance	$ -	$755

Non-Recurring Basis

Certain assets are measured at fair value on a non-recurring basis as described below.

Impaired Loans

Impaired loans are evaluated and valued at the time the loan is identified as impaired at the lower of cost or fair value.  Fair value is measured based on the value of the collateral securing these loans.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable.  Independent appraisals for collateral are obtained and may be discounted by management based on historical experience, changes in market conditions from the time of valuation and/or management's knowledge of the borrower and the borrower's business.  As such discounts may be significant, these inputs are considered Level 3 in the hierarchy for determining fair value.  Values of impaired loans are reviewed on at least a quarterly basis to determine if specific allocations in the reserve for loan losses are adequate.

Loans Held-for-Sale

Loans held-for-sale are recorded at the lower of cost or fair value.  Fair value of loans held-for-sale are based upon binding contracts and quotes from third party investors that qualify as Level 2 inputs for determining fair value.  Loans held for sale did not have an impairment charge in 2013 or 2012.

Other Real Estate Owned

OREO is recorded at the lower of cost or fair value.  Fair value is measured based on independent appraisals and may be discounted by management based on historical experience and knowledge and changes in market conditions from time of valuation.  As such discounts may be significant, these inputs are considered Level 3 in the hierarchy for determining fair value.  Values of OREO are reviewed at least annually or more often if circumstances require more frequent evaluations.

Assets as of December 31, 2013 and 2012 measured at estimated fair value on a non-recurring basis were as follows:

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
December 31, 2013:
Assets:
Impaired loans	$ -	$ -	$7,499	$7,499
Loans held-for-sale	-	3,098	-	3,098
Other real estate owned	-	-	6,826	6,826
December 31, 2012:
Assets:
Impaired loans	$ -	$ -	$8,709	$8,709
Loans held-for-sale	-	4,678	-	4,678
Other real estate owned	-	-	8,580	8,580

Fair Value Estimates

ASC 820 requires disclosure of the estimated fair value of financial instruments for interim and annual periods.  The following assumptions were made and methods applied to estimate the fair value of each class of financial instruments not measured at fair value on the Consolidated Balance Sheets:

Cash and Cash Equivalents

For instruments that qualify as cash equivalents, as described in Note 1, the carrying amount is assumed to be fair value.

Interest-Bearing Deposits in Other Banks

Interest-bearing deposits in other banks consist of excess balances held at the Federal Reserve Bank and short term CDs and the carrying amount is assumed to be fair value.

Loans

Fair value of variable-rate loans with no significant change in credit risk subsequent to loan origination is based on carrying amounts.  For other loans, such as fixed rate loans, fair values are estimated utilizing discounted cash flow analyses, applying interest rates currently offered for new loans with similar terms to borrowers of similar credit quality.  Fair values of loans that have experienced significant changes in credit risk have been adjusted to reflect such changes.

Accrued Interest Receivable

The fair values of accrued interest receivable and other assets are assumed to be the carrying value.

Federal Home Loan Bank and Federal Reserve Bank Stock

Carrying amounts of capital stock of the FHLB of Cincinnati and Federal Reserve Bank of St. Louis approximate fair value.

Bank-Owned Life Insurance

Carrying amount of bank-owned life insurance is the cash surrender value as of the end of the periods presented and approximates fair value.

Deposit Liabilities

Demand Deposits

The fair values of deposits which are payable on demand, such as interest bearing and non-interest bearing checking accounts, passbook savings, and certain money market accounts are equal to the carrying amount of the deposits.

Variable-Rate Deposits

The fair value of variable-rate money market accounts and CDs approximate their carrying value at the balance sheet date.

Fixed-Rate Deposits

For fixed-rate CDs, fair values are estimated utilizing discounted cash flow analyses, which apply interest rates currently being offered on CDs to a schedule of aggregated monthly maturities on time deposits.

Other Borrowings

For securities sold under repurchase agreements payable upon demand, the carrying amount is a reasonable estimate of fair value.  For securities sold under repurchase agreements for a fixed term, fair values are estimated using the same methodology as fixed rate time deposits discussed above.  The fair value of the advances from the FHLB and other long-term borrowings are estimated by discounting the future cash outflows using the current market rates.

Other Liabilities

Fair value of other liabilities is assumed to be the carrying values.

The carrying amount and fair value of assets and liabilities as of December 31, 2013 and 2012 were as follows (in thousands):

	Carrying	Level 1	Level 2	Level 3	Fair
	Amount	Inputs	Inputs	Inputs	Value
As of December 31, 2013:
Financial assets:
Cash and cash equivalents	$ 25,249	$25,249	$ -	$ -	$ 25,249
Interest-bearing deposits in other banks	21,865	21,865	-	-	21,865
Investment securities	456,525	-	456,525	-	456,525
Loans, net of allowance	572,418	-	570,862	7,499	578,361
Loans held-for-sale	3,098	-	3,098	-	3,098
Accrued interest receivable	5,011	-	5,011	-	5,011
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	6,826	-	-	6,826	6,826
Bank owned life insurance	22,466	-	22,466	-	22,466
Financial liabilities:				-
Deposits	968,530	-	969,520	-	969,520
Short-term borrowings	36,808	-	36,808	-	36,808
Other borrowings	51,167	-	49,638	-	49,638
Other liabilities	5,361	-	5,361	-	5,361
Off-balance sheet arrangements				-
Commitments to extend credit	87,698	-	87,698	-	87,698
Standby letters of credit	4,266	-	4,266	-	4,266

As of December 31, 2012:
Financial assets
Cash and cash equivalents	$ 28,199	$28,199	$ -	$ -	$ 28,199
Interest bearing deposits in other banks	41,849	41,849	-	-	41,849
Investment securities	466,419	-	465,664	755	466,419
Loans, net of allowance	541,497	-	547,110	8,709	555,819
Loans held for sale	4,678	-	4,678	-	4,678
Accrued interest receivable	5,021	-	5,021	-	5,021
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	8,580	-	-	8,580	8,580
Bank owned life insurance	21,958	-	21,958	-	21,958
Financial liabilities				-
Deposits	964,839	-	966,396	-	966,396
Short-term borrowings	38,844	-	38,844	-	38,844
Other borrowings	48,719	-	50,211	-	50,211
Other liabilities	11,783	-	11,783	-	11,783
Off-balance sheet arrangements				-
Commitments to extend credit	89,144	-	89,144	-	89,144
Standby letters of credit	3,844	-	3,844	-	3,844